FINANCIAL INSTRUMENTS (Narrative) (Details) € in Thousands, ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CAD ($)	Dec. 31, 2024 EUR (€)	Dec. 31, 2024 ILS (₪)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CAD ($)
Disclosure of detailed information about financial instruments [line items]
Fair value of the investments	$ 1,631				$ 2,285
Working capital of business acquisition	11,554
Currency risk [Member] | EUR [Member] | Cash And Cash Equivalent [Member]
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	196	€ 293
Currency risk [Member] | NIS [Member] | Cash And Cash Equivalent [Member]
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic	1,397		₪ 551
Currency risk [Member] | USD [Member] | Cash And Cash Equivalent [Member]
Disclosure of detailed information about financial instruments [line items]
Risk exposure associated with instruments sharing characteristic